Note 5 - Inventory (Details) - Inventory Schedule - USD ($)	Sep. 30, 2015	Dec. 31, 2014		Dec. 31, 2013
Inventory Schedule [Abstract]
Finished goods	$ 183,175	$ 669,706		$ 654,970
Work in process	1,050	58,666		131,666
	$ 184,225	$ 728,372	[1]	$ 786,636

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited consolidated financial statements as of that date.